Trading assets and liabilities	12 Months Ended
Dec. 31, 2025
Trading assets and liabilities
Trading assets and liabilities

12 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value and classified as held-for-trading. Financial instruments are classified as held-for-trading if they are held for the purpose of selling or repurchasing them in the short term, to make a spread between purchase and sale price or held to take advantage of movements in prices and yields.

For accounting policy information refer to Accounting policy 3.8.

	2025	2024
Assets	£m	£m
Loans
Reverse repos	27,656	27,127
Collateral given	5,701	7,367
Other loans	295	545
Total loans	33,652	35,039
Securities
Central and local government
- UK	2,120	2,077
- US	4,153	3,734
- Other	4,135	3,506
Financial institutions and corporate	2,477	4,561
Total securities	12,885	13,878
Total	46,537	48,917

Liabilities
Deposits
Repos	28,578	30,562
Collateral received	11,966	12,509
Other deposits	740	895
Total deposits	41,284	43,966
Debt securities in issue	234	257
Short positions
Central and local government
- UK	1,504	2,680
- US	1,161	1,677
- Other	4,137	4,755
Financial institutions and Corporate	702	1,379
Total short positions	7,504	10,491
Total	49,022	54,714